BUSINESS COMBINATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Schedule of preliminary purchase consideration
The following summarizes the preliminary purchase consideration (in thousands):

Base cash consideration	$387,500
Closing adjustment	(764)
Total Purchase Price	$386,736
The following summarizes the preliminary purchase consideration (in thousands):

Base cash consideration	$80,000
Closing adjustment	(968)
Total Purchase Price	$79,032
The following summarizes the preliminary purchase consideration (in thousands):

Base cash consideration	$180,000
Estimated closing adjustment	10,233
Fair value of Earn-Out Amount	52,395
Total Purchase Price	$242,628

The following summarizes the preliminary purchase consideration (in thousands):

Base cash consideration	$387,500
Closing adjustment	(764)
Total Purchase Price	$386,736
The following summarizes the preliminary purchase consideration (in thousands):

Base cash consideration	$80,000
Closing adjustment estimate	(1,046)
Total Purchase Price	$78,954

Summary of preliminary allocation of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed
The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

Cash and cash equivalents	$10,062
Accounts receivable	45,769
Inventories	106,436
Prepaid expenses and other current assets	2,461
Property, plant and equipment, net	43,554
Operating lease right-of-use assets	12,541
Intangible assets	148,750
Deferred tax assets, net	1,065
Other assets	1,398
Total assets acquired	372,036
Accounts payable	18,590
Accrued expenses and other current liabilities	35,063
Current portion of operating lease liabilities	3,007
Operating lease liabilities, less current portion	12,208
Deferred tax liabilities, net	23,334
Other liabilities	16,227
Total liabilities assumed	108,429
Net assets acquired	263,607
Goodwill	123,129
Total Purchase Price	$386,736
The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

Accounts receivable	$3,223
Inventories	6,824
Prepaid expenses and other current assets	223
Property, plant and equipment, net	143
Operating lease right-of-use assets	76
Intangible assets	36,300
Other assets	3
Total assets acquired	46,792
Accounts payable	3,477
Accrued expenses and other current liabilities	288
Current portion of operating lease liabilities	48
Operating lease liabilities, less current portion	28
Total liabilities assumed	3,841
Net assets acquired	42,951
Goodwill	36,081
Total Purchase Price	$79,032
The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

Cash and cash equivalents	$2,664
Accounts receivable	15,892
Inventories	78,694
Prepaid expenses and other current assets	775
Property, plant and equipment, net	2,763
Operating lease right-of-use assets	7,585
Intangible assets	106,400
Other assets	1,291
Total assets acquired	216,064
Accounts payable	5,251
Accrued expenses and other current liabilities	13,306
Current portion of operating lease liabilities	1,435
Operating lease liabilities, less current portion	6,150
Deferred tax liabilities, net	27,033
Total liabilities assumed	53,175
Net assets acquired	162,889
Goodwill	79,739
Total Purchase Price	$242,628

The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

Cash and cash equivalents	$10,062
Accounts receivable	45,769
Inventories	106,436
Prepaid expenses and other current assets	2,461
Property, plant and equipment, net	43,554
Operating lease right-of-use assets	12,541
Intangible assets	148,750
Deferred tax assets, net	1,065
Other assets	1,398
Total assets acquired	372,036
Accounts payable	18,590
Accrued expenses and other current liabilities	35,063
Current portion of operating lease liabilities	3,007
Operating lease liabilities, less current portion	12,208
Deferred tax liabilities, net	23,167
Other liabilities	15,467
Total liabilities assumed	107,502
Net assets acquired	264,534
Goodwill	122,202
Total Purchase Price	$386,736
The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

Accounts receivable	$3,223
Inventories	6,824
Prepaid expenses and other current assets	223
Property, plant and equipment, net	143
Operating lease right-of-use assets	76
Intangible assets	36,300
Other assets	3
Total assets acquired	46,792
Accounts payable	3,477
Accrued expenses and other current liabilities	288
Current portion of operating lease liabilities	48
Operating lease liabilities, less current portion	28
Total liabilities assumed	3,841
Net assets acquired	42,951
Goodwill	36,003
Total Purchase Price	$78,954

Summary of preliminary values allocated to identifiable intangible assets and their estimated useful lives
The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

Identifiable intangible assets	Fair Value (in thousands)	Useful life (in Years)
Customer relationships	$47,359	0.5 to 10
Tradenames	90,691	25
Product formulations	10,700	Indefinite
	$148,750
The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

Identifiable intangible assets	Fair Value (in thousands)	Useful life (in Years)
Customer relationships	$3,200	10
Tradenames	33,100	25
	$36,300
The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

Identifiable intangible assets	Fair Value (in thousands)	Useful life (in Years)
Customer relationships	$57,600	10
Tradenames	48,800	25
	$106,400

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

Identifiable intangible assets	Fair Value (in thousands)	Useful life (in Years)
Customer relationships	$47,359	0.5 to 10
Tradenames	90,691	25
Product formulations	10,700	Indefinite
	$148,750
The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

Identifiable intangible assets	Fair Value (in thousands)	Useful life (in Years)
Customer relationships	$3,200	10
Tradenames	33,100	25
	$36,300

Summary of pro forma financial information	The following unaudited pro forma financial information summarizes the results of operations for the Company as though the Business Combination and Swerve acquisition had occurred on January 1, 2019 and the Wholesome acquisition had occurred on January 1, 2020 (in thousands):

	Pro Forma Statements of Operations
	Three Months Ended
	March 31, 2021	March 31, 2020
Revenue	$126,205	$117,885
Net income (loss)	$3,951	$(47,771)
The following unaudited pro forma financial information summarizes the results of operations for the Company as though the Business Combination and Swerve acquisition had occurred on January 1, 2019 (in thousands):

	Pro Forma Statements of Operations
	Year Ended
	December 31, 2020	December 31, 2019
Revenue	$305,544	$302,991
Net loss (1)	$(18,729)	$(5,705)
(1) 2019 includes transaction bonuses and related payroll taxes of $11.9 million for the Predecessor and $21.1 million for Swerve employees.